UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1(a). Report to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2021

Hawaii Municipal Fund

May 1, 2021

Dear fellow shareholder,

Since 1988, the Hawaii Municipal Fund (the “Fund”) has provided shareholders with the opportunity to earn double tax-free income* while supporting local projects designed to enrich the community. These projects may include improvements to schools, roads, utility systems, hospitals, housing and other projects that help to improve the quality of life here in Hawaii.

While the world continues to grapple with a global pandemic, the US Gross Domestic Product (US GDP) is only 1.16% less than what it was at the end of 2019, prior to the start of the pandemic. According to the US Bureau of Economic Analysis, US GDP was 21,494.73 for the fourth quarter of 2020 while the US GDP was 21,747.39 for the same quarter in 2019. The federal government continues to support the economic recovery with various stimulus packages. The Federal Open Market Committee (FOMC) expects to “maintain an accommodative stance of monetary policy until these outcomes are achieved.”1 In the April 28, 2021 FOMC press release, the FOMC wrote,

The Committee decided to keep the target range for the federal funds rate at 0 to 1/4 percent and expects it will be appropriate to maintain this target range until labor market conditions have reached levels consistent with the Committee’s assessments of maximum employment and inflation has risen to 2 percent and is on track to moderately exceed 2 percent for some time.

The press release also states that the Federal Reserve will continue to expand their holdings of treasury securities and agency mortgage-backed securities to “help foster smooth market functioning and accommodative financial conditions, thereby supporting the flow of credit to households and businesses.”

For Hawaii, the local economy began to improve. According to the Hawaii Department of Business, Economic Development & Tourism (DBEDT), there were approximately 500,000 visitors in the fourth quarter of 2020 which represents 20% of the visitors for the same period in 2019. For comparison, the number of visitors from April 2020 through September 2020 were only 1.8% of the visitors for the same period in 2019. The entire state including the government, private entities, non-profits, and individuals received more than $10.6 billion in federal funds.

The Fund’s portfolio manager will continue to evaluate potential and current portfolio holdings believed to provide an advantageous combination of credit, duration, rate of return, liquidity, and diversification. We continue to believe that municipal bonds are attractive investments for long term investors.

The Fund had a beginning net asset value (“NAV”) of $11.31 per share on October 1, 2020 and a closing NAV of $11.25 per share on March 31, 2021. The Fund’s $0.06 per share decrease in NAV combined with the net income distribution of $0.11 and the capital gain distribution of $0.08 per share resulted in a total return of 1.08% for the six-month reporting period ended March 31, 2021. Given the Hawaii economic conditions described above, the supply and economic impact to the Hawaii municipal bond market remained generally intact. The Fund’s performance for this period was generally attributed to higher than usual bond market volatility. Largely, fixed income investments had challenging conditions because of the rise in longer-maturity U.S. Treasury yields which negatively impacted interest rates. Additionally, inflation concerns have become a risk factor that may adversely affect economic gains across broad markets.

CATEGORY ALLOCATION (% of Net Assets)

March 31, 2021

If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088. On the following pages you will find the Fund’s March 31, 2021 Semi-Annual Report. Thank you for the trust you have placed in us to manage your investments.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

A word about risk: Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

*	Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.

Lee Financial Securities, Inc., member FINRA is the Distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment adviser with the SEC.

This Semi-Annual report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

[1]	United States Federal Reserve Board. “Federal Reserve issues FOMC statement.” (April 28, 2021) https://www.federalreserve.gov/newsevents/pressreleases/monetary20210428a.htm

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”

If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Expenses Paid During Period* 10/01/20 – 03/31/21
Hawaii Municipal Fund Investor Class
Actual	$1,000.00	$1,010.80	$4.81
Hypothetical	$1,000.00	$1,020.14	$4.84

*	Expenses are equal to the annualized expense ratio (0.96%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))
HAWAII MUNICIPAL BONDS – 96.71%
	Hawaii County
	General Obligation Bonds – 4.20%
$1,025,000	5.000%,	09/01/27	$1,236,912
800,000	4.000%,	09/01/31	921,512
460,000	5.000%,	09/01/32	550,189
500,000	5.000%,	09/01/33	603,894
1,500,000	4.000%,	09/01/38	1,785,295
1,500,000	4.000%,	09/01/40	1,775,474
			6,873,276

	Hawaii State
	General Obligation Bonds – 3.10%
2,000,000	5.000%,	08/01/30	2,288,368
1,500,000	3.375%,	01/01/36	1,646,459
1,000,000	4.000%,	05/01/36	1,141,830
			5,076,657

	Airport Systems Revenue Bonds – 8.81%
1,000,000	5.000%,	07/01/35	1,214,388
750,000	5.000%,	07/01/41	859,379
735,000	5.000%,	07/01/43	875,527
7,335,000	5.000%,	07/01/45	8,404,729
2,600,000	5.000%,	07/01/48	3,076,759
			14,430,782

	Harbors Revenue Bonds – 5.15%
1,535,000	4.000%,	07/01/37	1,838,844
2,100,000	4.000%,	07/01/39	2,486,919
3,475,000	4.000%,	07/01/40	4,104,889
			8,430,652

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 7.80%
$1,890,000	4.000%,	03/01/37	$2,076,936
10,000,000	3.200%,	07/01/39	10,699,930
			12,776,866

	Hawaii Pacific Health – 2.10%
175,000	5.125%,	07/01/31	191,902
340,000	5.500%,	07/01/38	375,342
2,600,000	5.500%,	07/01/43	2,870,265
			3,437,509

	Hawaii Mid-Pacific Institute – 1.17%
270,000	4.000%,	01/01/32	297,445
435,000	3.000%,	01/01/34	436,737
600,000	3.000%,	01/01/35	599,660
585,000	3.000%,	01/01/36	582,350
			1,916,192

	Kahala Nui – 6.88%
500,000	5.000%,	11/15/21	514,377
2,900,000	5.000%,	11/15/27	3,087,908
3,200,000	5.125%,	11/15/32	3,385,703
4,055,000	5.250%,	11/15/37	4,281,918
			11,269,906

	Queen’s Health Systems – 4.62%
6,185,000	5.000%,	07/01/35	7,100,763
435,000	4.000%,	07/01/40	468,054
			7,568,817

	Department of Hawaiian Home Lands – 1.26%
600,000	5.000%,	04/01/30	728,576
800,000	5.000%,	04/01/31	967,730
300,000	5.000%,	04/01/32	361,819
			2,058,125

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))
	Department of Hawaiian Home Lands COP – 1.16%
$680,000	5.000%,	11/01/29	$846,667
500,000	5.000%,	11/01/30	619,209
350,000	5.000%,	11/01/31	431,881
			1,897,757

	Department of Transportation Airports COP – 4.72%
1,000,000	5.000%,	08/01/23	1,101,658
1,420,000	5.250%,	08/01/24	1,569,395
2,570,000	5.250%,	08/01/26	2,839,125
1,000,000	5.000%,	08/01/27	1,097,751
1,025,000	5.000%,	08/01/28	1,124,696
			7,732,625

	Highway Revenue – 4.61%
1,500,000	5.000%,	01/01/27	1,716,224
2,065,000	5.000%,	01/01/33	2,349,068
1,250,000	4.000%,	01/01/34	1,413,766
1,360,000	4.000%,	01/01/35	1,535,437
425,000	5.000%,	01/01/36	534,066
			7,548,561

	Housing Authority
	HFDC Multi-Family-Kuhio Park– 3.32%
2,430,000	4.750%,	10/01/27	2,436,862
3,000,000	4.950%,	04/01/29	3,010,218
			5,447,080

	HFDC Multi-Family-Iwilei Apartments– 2.62%
150,000	3.300%,	01/01/26	154,314
4,035,000	3.750%,	01/01/31	4,143,614
			4,297,928

	HFDC Multi-Family-Kooloaula Apartments– 2.18%
55,000	3.125%,	09/01/22	56,381
3,435,000	4.000%,	09/01/33	3,508,794
			3,565,175

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))
	University of Hawaii - Revenue Bonds – 4.89%
$2,000,000	5.000%,	10/01/29	$2,423,766
1,200,000	5.000%,	10/01/30	1,447,303
1,600,000	5.000%,	10/01/31	1,923,668
500,000	5.000%,	10/01/34	581,201
655,000	5.000%,	10/01/34	803,199
750,000	3.000%,	10/01/36	830,660
			8,009,797

	Honolulu City & County
	General Obligation Bonds – 4.67%
500,000	4.000%,	09/01/36	583,101
1,200,000	4.000%,	09/01/37	1,374,322
1,400,000	5.000%,	10/01/37	1,644,912
735,000	4.000%,	09/01/39	850,569
1,100,000	5.000%,	09/01/42	1,356,885
500,000	4.000%,	09/01/43	582,507
1,000,000	5.000%,	08/01/44	1,250,522
			7,642,818

	Water System Revenue Bonds
	Board of Water Supply – 4.70%
1,000,000	5.000%,	07/01/28	1,283,453
1,470,000	5.000%,	07/01/29	1,921,718
1,545,000	5.000%,	07/01/30	2,056,883
2,035,000	4.000%,	07/01/46	2,436,076
			7,698,130

	Wastewater System Revenue Bonds –10.26%
1,520,000	5.000%,	07/01/36	1,824,094
500,000	4.000%,	07/01/37	596,616
2,000,000	4.000%,	07/01/38	2,314,200
1,750,000	4.000%,	07/01/39	2,073,890
3,250,000	4.000%,	07/01/44	3,803,654
2,990,000	4.000%,	07/01/49	3,477,188
2,175,000	5.000%,	07/01/49	2,707,986
			16,797,628

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))
	Kauai County
	General Obligation Bonds – 1.27%
$400,000	3.125%,	08/01/23	$414,435
770,000	5.000%,	08/01/24	781,829
880,000	3.625%,	08/01/25	889,130
			2,085,394

	Kukuiula Development – 2.81%
1,090,000	5.625%,	05/15/33	1,129,613
2,250,000	5.750%,	05/15/42	2,325,998
1,000,000	5.000%,	05/15/49	1,144,642
			4,600,253

	Maui County
	General Obligation Bonds – 4.41%
1,000,000	5.000%,	09/01/23	1,113,941
3,000,000	2.125%,	06/01/24	3,114,594
1,000,000	4.000%,	09/01/28	1,132,574
300,000	3.500%,	09/01/37	330,733
1,200,000	5.000%,	03/01/40	1,526,708
			7,218,550

	Total Hawaii Municipal Bonds (Cost $152,399,612)		$158,380,478

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Concluded)

March 31, 2021 (Unaudited)

			Value
Par Value			(Note 1 (A))

PRE-REFUNDED[1]
HAWAII MUNICIPAL BONDS – 1.45%
	Honolulu City & County
	Wastewater System Revenue Bonds – 1.45%
$2,000,000	5.000%, 07/01/32		$2,376,078

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $2,243,309)		$2,376,078

	Total Investments (Cost $154,642,921) (a)	98.16%	160,756,556
	Other Assets Less Liabilities	1.84%	3,006,966
	Net Assets	100.00%	$163,763,522

(a)	Aggregate cost for federal income tax purposes is $154,651,927.

At March 31, 2021, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$6,477,262
Gross unrealized (depreciation)	(372,633)
Net unrealized appreciation	$6,104,629

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2021 (Unaudited)

Municipal
Fund
ASSETS
Investments at market value
(Identified cost $154,642,921) (Note 1 (A))	$160,756,556
Cash	1,862,474
Interest receivable	1,724,498
Other assets	9,233
Total assets	164,352,761

LIABILITIES
Payable for investment securities purchases	351,384
Distributions payable	63,962
Redemptions payable	16,757
Management fee payable	73,566
Administration fee payable	2,943
Distribution plan payable	22,070
Shareholder servicing fee payable	7,357
Transfer Agent fee payable	8,828
Chief Compliance Officer fee payable	6,329
Audit fee payable	16,205
Accrued expenses	19,838
Total liabilities	589,239

NET ASSETS	$163,763,522
(Applicable to 14,556,062 shares outstanding, $0.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.25

NET ASSETS
At March 31, 2021, net assets consisted of:
Paid-in capital	$156,729,220
Distributable earnings	7,034,302
$163,763,522

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

Municipal
Fund
INVESTMENT INCOME
Interest income	$2,229,641

Expenses
Management fee (Note 2)	406,145
Distribution costs (Notes 2 and 3)	121,843
Transfer Agent fee (Note 2)	48,737
Shareholder Services fee (Note 2)	40,614
Chief Compliance Officer fee (Note 2)	34,904
Accounting fee	28,656
Legal fees	18,772
Administration fee (Note 2)	16,246
Audit fees	16,205
Transfer Agent out of pocket expenses	15,851
Insurance	7,560
Custodian fee	6,802
Registration fees	5,816
Printing	2,888
Directors fees	2,843
Mailing expense	1,545
Shareholder Communications	1,012
Director’s expense	143
Total expenses	776,582
Expense reductions (Note 5)	(223)

Net expenses	776,359
Net investment income	1,453,282

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions	885,476
Change in unrealized appreciation of investments	(622,146)
Net gain on investments	263,330

Net INCREASE in net assets
RESULTING FROM OPERATIONS	$1,716,612

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended	For Year Ended
	March 31, 2021 (Unaudited)	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$1,453,282	$3,208,098
Net realized gain on investments	885,476	1,114,477
(Decrease) in unrealized appreciation of investments	(622,146)	(90,604)
Net increase in net assets resulting from operations	1,716,612	4,231,971

Distributions to shareholders:
Investor Class ($0.11 and $0.22 per share, respectively)	(2,618,504)	(3,150,138)
Total distributions to shareholders	(2,618,504)	(3,150,138)

Capital share transactions (a)
Increase (Decrease) in net assets resulting from capital share transactions	2,292,653	(3,264,538)
Total increase (decrease) in net assets	1,390,761	(2,182,705)

NET ASSETS
Beginning of period	162,372,761	164,555,466
End of period	$163,763,522	$162,372,761

(a) Summary of capital share activity follows:	Investor Class		Investor Class
	For The Six Months Ended		For The Year Ended
	March 31, 2021 (Unaudited)		September 30, 2020
	Shares	Value	Shares	Value
Shares sold	421,084	$4,762,192	751,276	$8,463,349
Shares issued on reinvestment of distributions	171,687	1,944,031	208,846	2,351,069
	592,771	6,706,223	960,122	10,814,418
Shares redeemed	(389,976)	(4,413,570)	(1,264,291)	(14,078,956)
Net increase (decrease)	202,795	$2,292,653	(304,169)	$(3,264,538)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	INVESTOR CLASS
	For the Six Months Ended March 31, 2021		Years Ended September 30,
	(Unaudited)		2020		2019		2018	2017	2016
Net asset value
Beginning of period	$11.31		$11.23		$10.83		$11.13	$11.36	$11.21
Income from investment operations
Net investment income	0.10		0.22		0.26		0.25	0.26	0.29
Net gain (loss) on securities
(both realized and unrealized)	0.03		0.08		0.39		(0.30)	(0.23)	0.15
Total from investment operations	0.13		0.30		0.65		(0.05)	0.03	0.44
Less distributions
Dividends from net investment income	(0.11)		(0.22)		(0.25)		(0.25)	(0.26)	(0.29)
Distributions from capital gains	(0.08)		-		-		-	-	-
Total distributions	(0.19)		(0.22)		(0.25)		(0.25)	(0.26)	(0.29)
End of period	$11.25		$11.31		$11.23		$10.83	$11.13	$11.36
Total return	1.08	%+	2.67%		6.07%		-0.44%	0.31%	3.94%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$163,764		$162,373		$164,555		$161,725	$165,635	$175,173
Ratio of expenses to average net assets	0.96	%*(a)	0.96	%(a)	0.98	%(a)	1.05%	1.08%	1.03%
Ratio of net investment income to average net assets	1.78	%*	1.97%		2.33%		2.30%	2.47%	2.53%
Portfolio Turnover	11.50	%+	17.75%		23.83%		10.03%	18.41%	18.46%

*	Annualized
+	Not annualized

(a)	Ratio of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 0.96% for the six month period ended March 31, 2021, and 0.96% and 0.98% for the years ended September 30, 2020 and 2019, respectively.

See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2021. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$160,756,556	$-	$160,756,556

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2020, open Federal tax years include the tax years ended September 30, 2017 – September 30, 2020. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. As of September 30, 2020, the Fund did not have any non-expiring capital loss carryforwards.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund did not have any post October capital losses to defer.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2021 (Unaudited)

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.05% of the Fund’s average daily net assets, respectively. The fees are listed on the Statement of Operations. For the period ended March 31, 2021, the Fund was allocated, and paid LFG, $34,904 of the Fund’s Chief Compliance Officer fee.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $117,819 for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to UMB Fund Services, Inc. as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund. The fees are listed on the statement of operations.

4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $20,539,700 and $18,511,273, respectively, for the Fund during the period October 1, 2020 through March 31, 2021.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Concluded)

March 31, 2021 (Unaudited)

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, $223, $5,818 and $1,090 of the custodian fees were paid by credits for cash balances during the six month period ended March 31, 2021, and the fiscal years ended September 30, 2020 and September 30, 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income.

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the Hawaii Municipal Fund during the years ended September 30, 2020 and 2019 were as follows:

	Exempt-Interest Dividends	Ordinary Income	Long Term Capital Gains	Total Distributions
2020	$3,150,138	$-	$-	$3,150,138
2019	$3,700,255	$-	$-	$3,700,255

The tax character of distributable earnings for the Hawaii Municipal Fund at September 30, 2020 were as follows:

Undistributed Ordinary Exempt-Interest Income	Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/(Loss)*	Total Distributable Earnings
$31,460	$63,570	$1,103,436	$-	$-	$6,737,728	$7,936,194

*	The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities and wash sales.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2020, the Fund utilized $11,041 of capital loss carryforward.

(7)	NEW ACCOUNTING PRONOUNCEMENTS OR REGULATIONS

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Management is currently evaluating the impact of applying this provision.

(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of March 31, 2021, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Hawaii Municipal Fund Investor Class (Unaudited)

Shareholder Information

Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. In response to the Coronavirus outbreak, Lee Financial has had minimal staff on-site to facilitate the daily fund operations and maintain normal business operations. Additional Lee Financial staff have worked remotely to assist with Fund operations and shareholder requests. The Fund’s office has maintained limited visitor access. The Fund’s other service providers have been able to maintain normal business operations.

Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2019 and ending June 30, 2020.

Schedules of Investments

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the third month of the first and third quarters for each fiscal year on Form N-PORT. Shareholders will be able to view the filed Form N-PORT by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

FUND ACCOUNTANT

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212-3948

CUSTODIAN

UMB Bank, N.A.

982 Grand Blvd, 5th Floor

Kansas City, Missouri 64106

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

Item 1(b).

Not applicable.

Item 2. Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO
(principal executive officer)

Date	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terrence K.H. Lee
(principal executive officer)

By (Signature and Title)*	/s/ Lee Ann Y. Matsuda
Lee Ann Y. Matsuda, Treasurer
(principal financial officer)

Date	May 24, 2021

*	Print the name and title of each signing officer under his or her signature.